Accrued Expenses	12 Months Ended
Dec. 31, 2017
Accrued Expenses [Abstract]
ACCRUED EXPENSES

NOTE 11: ACCRUED EXPENSES

Accrued expenses as of December 31, 2017 and December 31, 2016 consisted of the following:

	December 31, 2017	December 31, 2016
Accrued voyage expenses	$1,437	$1,369
Accrued loan interest	8,910	8,800
Accrued legal and professional fees	1,864	878
Total accrued expenses	$12,211	$11,047

In December 2016 and during 2017, the Compensation Committee of Navios Acquisition authorized and approved an aggregate cash payment of $2,805 subject to fulfillment of certain service conditions that were provided and completed during 2017 and an additional $1,805 to the directors and/or officers of the Company subject to fulfillment of certain service conditions in 2018. As of December 31, 2017 and 2016 an accrued amount of $1,675 and $750 is included in accrued legal and professional fees. The total amount of $2,805, $4,010 and $2,750 was recorded in general and administrative expenses on the statements of income for the years ended December 31, 2017, 2016 and 2015, respectively.